Benefit Plans, Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 480	$ 1,200	$ 847
Income tax benefit related to stock-based compensation	192	478	296
Restricted Shares Units [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	324	352	230
Performance Share Units [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense		490	239
Liability Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	276	870	469
Equity Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 204	$ 325	$ 378